Commitments and Contingencies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Commitments and Contingencies
Operating lease expense	$ 105,522	$ 44,221
October 2022 to September 2023	223,914
October 2023 to September 2024	58,475
Total	$ 282,389